Future Policy Benefits and Claims - Additional Liability for Certain Benefit Features (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in the additional liability for certain benefits features
Balance at end of period		$ 5,581.1	$ 5,326.5	$ 4,095.2
Benefits and Protection | Life Insurance | Universal life
Changes in the additional liability for certain benefits features
Balance at beginning of period		5,326.5	4,095.2	3,814.2	$ 3,463.9
Effect of changes in cash flow assumptions		0.0	725.4	(6.0)	(11.1)
Effect of actual variances from expected experience		23.3	45.2	54.9	18.1
Interest accrual		122.0	209.2	171.2	158.3
Net assessments collected		210.0	378.1	320.3	324.7
Benefit payments		(100.7)	(126.6)	(91.9)	(83.1)
Balance at end of period		5,581.1	5,326.5	4,095.2	$ 3,814.2
Reinsurance impact		(5,558.7)	(5,306.2)	(4,091.4)
Balance at end of period after reinsurance		$ 22.4	$ 20.3	$ 3.8
Weighted-average duration for additional liability (in years)		25 years 1 month 6 days	26 years 2 months 12 days	27 years 7 months 6 days
Additional liability for certain benefit features increase (decrease) from update of actuarial assumptions	$ 725.4
Income before taxes, net of reinsurance decrease due to updating actuarial assumptions related to the additional liability for certain benefit features	$ (13.1)